Retained earnings_Details of retained earnings (Details) $ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of changes in retained earnings [Line Items]
Beginning balance	[1]			₩ 15,797,097,000,000
Beginning balance				15,620,006,000,000		₩ 14,611,566,000,000	₩ 14,611,566,000,000
Changes in retained earnings [Abstract]
Net income attributable to owners		₩ 716,142,000,000	₩ 460,888,000,000	1,305,878,000,000	$ 1,174,562	1,098,361,000,000
Dividends on common stock				(336,636,000,000)		(269,308,000,000)	(336,636,000,000)
Dividends on hybrid securities				(75,603,000,000)		(90,823,000,000)
Loss on disposal of equity securities at FVTOCI		(424,000,000)		(424,000,000)			0
Derecognition of the credit risk on financial liabilities designated at FVTPL				5,000,000			0
Capital adjustments due to appropriation of retained earnings				(216,864,000,000)			0
Ending balance		16,473,453,000,000	₩ 15,349,796,000,000	16,473,453,000,000	$ 14,816,921	₩ 15,349,796,000,000	15,620,006,000,000
Legal Reserve Sub-total		1,904,138,000,000		1,904,138,000,000			1,775,422,000,000
Voluntary reserve Sub-total		11,297,521,000,000		11,297,521,000,000			10,864,061,000,000
Conversion of loss on disposal of equity securities at FVTOCI to retained earnings		(424,000,000)		(424,000,000)
Derecognition of the credit risk on financial liabilities designated at FVTPL		5,000,000		5,000,000
Retained earnings before appropriation		3,272,213,000,000		3,272,213,000,000			2,980,523,000,000
Earned surplus reserve
Changes in retained earnings [Abstract]
Legal Reserve Sub-total		1,857,754,000,000		₩ 1,857,754,000,000			₩ 1,729,754,000,000
Description of nature and purpose of legal reserves within equity				In accordance with the Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.	In accordance with the Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.		In accordance with the Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.
Other legal reserve
Changes in retained earnings [Abstract]
Legal Reserve Sub-total		46,384,000,000		₩ 46,384,000,000			₩ 45,668,000,000
Description of nature and purpose of legal reserves within equity				Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.	Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.		Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.
Business rationalization reserve
Changes in retained earnings [Abstract]
Voluntary reserve Sub-total		8,000,000,000		₩ 8,000,000,000			₩ 8,000,000,000
Description of nature and purpose of voluntary reserves within equity				Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.	Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.		Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.
Reserve for financial structure improvement
Changes in retained earnings [Abstract]
Voluntary reserve Sub-total		235,400,000,000		₩ 235,400,000,000			₩ 235,400,000,000
Description of nature and purpose of voluntary reserves within equity				From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.	From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.		From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.
Additional reserve
Changes in retained earnings [Abstract]
Voluntary reserve Sub-total		7,759,804,000,000		₩ 7,759,804,000,000			₩ 7,418,806,000,000
Description of nature and purpose of voluntary reserves within equity				Additional reserve was appropriated for capital adequacy and other management purpose.	Additional reserve was appropriated for capital adequacy and other management purpose.		Additional reserve was appropriated for capital adequacy and other management purpose.
Regulatory reserve for credit loss
Changes in retained earnings [Abstract]
Voluntary reserve Sub-total		2,578,457,000,000		₩ 2,578,457,000,000			₩ 2,438,191,000,000
Description of nature and purpose of voluntary reserves within equity				In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such short fall amount as regulatory reserve for credit loss.	In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such short fall amount as regulatory reserve for credit loss.		In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such short fall amount as regulatory reserve for credit loss.
Revaluation reserve
Changes in retained earnings [Abstract]
Voluntary reserve Sub-total		715,860,000,000		₩ 715,860,000,000			₩ 751,964,000,000
Description of nature and purpose of voluntary reserves within equity				Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.		Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.
Other voluntary reserve
Changes in retained earnings [Abstract]
Voluntary reserve Sub-total		₩ 0		₩ 0			₩ 11,700,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.